Selling, General and Administrative Expenses (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)
Selling, General and Administrative Expenses
Employee compensation	¥ 1,176,369		¥ 1,753,536
Rental and related expenses	371,361		492,583
Depreciation and amortization expenses	252,740		280,242
Marketing and promotional expenses	401,842		588,116
Professional services	224,556		352,805
IT consumable, office supply and other low value consumable	47,096		82,881
Bad debt provision	5,945	$ 876	0
Travel and entertainment expenses	24,857		107,289
Others	220,699		248,320
Total	¥ 2,725,465	$ 401,418	¥ 3,905,772